NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES - Contingent Guarantee (Details) - USD ($)				3 Months Ended	5 Months Ended
	Aug. 09, 2024	Feb. 09, 2024	Feb. 07, 2024	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
COMMITMENTS AND CONTINGENCIES
Value of founder shares transferred to cover cash deficit			$ 6,000,000
Shares of Founder Shares Transferred		885,010
Contingent guarantee		$ 3,256,863			$ 3,256,863	$ 3,256,863
Shares issued to additional consideration for delayed payments (in shares)				1,234,990
Reduction in the contingent guarantee				$ 1,210,290
Stock Issued for Contingent Guarantee	$ 2,886,347
Percentage of convenience fees	5.00%
Amount of convertible notes issued	$ 3,030,665
Contingent Guarantee Deemed Value		0
Value of founder shares transferred		4,000,000
Amount of cash recovered through transfer of shares					$ 743,137	$ 743,137
Initial value of derivative included in merger financing				113,044
Interest expense on the principal				56,909
Amortization of debt discount				$ 10,707
Short term
COMMITMENTS AND CONTINGENCIES
Value of founder shares transferred		$ 8,850,100